ANNUAL
REPORT FOR
THE PRINCIPAL CLASS

MONEY MARKET PORTFOLIO

AUGUST 31, 2000

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     A year ago, the financial markets were preoccupied with Y2K preparedness, even as the Federal Reserve was in the midst of a sharp tightening of monetary policy. In the end, Y2K proved to be a non-event, but the Fed's concern about the strength of the U.S. economy was justified, as the nation's gross domestic product grew, in successive quarters, at rates of 4-5%. The second quarter this year, in fact, registered a 5.3% gain, well above the Fed's non-inflationary threshold. Only the concurrent gain in productivity kept the Fed from raising interest rates still higher. At present, the main focus is on energy prices and the threat that $40 per barrel of oil poses to higher producer and consumer prices. Overall, inflation has remained well behaved in the past year, increasing by less than 3%, but it continues to be a key determinant of monetary policy. The Fed's actions over the last year appear to have produced an economic slowdown in the third quarter which may be sufficient to keep the federal funds level at 6.50% through the end of the year.

     Starting in June 1999, the Federal Reserve raised short-term interest rates a total of 175 basis points to 6.50%, in an effort to slow the economy to a more sustainable and non-inflationary pace. For much of the last twelve months, the yield curve was positively sloped, reflecting the market's continued expectations of rising interest rates. Y2K, of course, produced a brief anomaly last January, but spreads of 50-75 basis points were generally available between overnight and one-year investments. The Fed's most recent move was a fifty basis point increase in May 2000. The magnitude of that move, coupled with subsequent signs of an economic slowdown in July and August, caused the yield curve to flatten considerably. Currently, there is less than a twenty-five basis point spread between overnights and one year. Average weighted maturities in the RBB Money Market Portfolio were extended, when possible, in the May to August period, to a 45-55 day range to capture the higher yields that were available on longer dated investments.

                                  BlackRock Institutional Management Corporation (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund,Inc.:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
Philadelphia, Pennsylvania
October 20, 2000

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
CERTIFICATES OF DEPOSIT--7.1%
DOMESTIC CERTIFICATES OF DEPOSIT--2.5%
First Tennessee Bank
   6.650% 11/03/00 ...................................   $35,000   $  35,000,910
                                                                   -------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.6%
Bank of Montreal Yankee
   6.540% 09/08/00 ...................................    25,000      25,000,000
Industrial Bank of Japan
   6.620% 10/10/00 ...................................    19,600      19,600,000
Sanwa Bank Yankee
   6.620% 10/05/00 ...................................    20,000      20,000,187
                                                                   -------------
                                                                      64,600,187
                                                                   -------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $99,601,097) ............................                99,601,097
                                                                   -------------
COMMERCIAL PAPER--51.8%
ASSET BACKED SECURITIES--22.8%
Beta Finance Inc.
   6.650% 09/11/00 ...................................     9,000       8,983,375
Corporate Receivable Corp.
   6.500% 12/20/00 ...................................    25,000      24,503,472
Edison Asset Securitzation LLC.
   6.510% 11/06/00 ...................................    10,000       9,880,650
Emerald Certificates Program
   6.540% 10/24/00 ...................................    21,705      21,496,017
Enterprise Funding Corp.
   6.660% 12/18/00 ...................................    10,000       9,800,200
Fairway Finance Ltd.
   6.630% 09/14/00 ...................................    53,412      53,284,123
K2 (USA) LLC.
   6.530% 02/26/01 ...................................     9,025       8,733,608
Main Place Funding Corp.
   6.888% 10/25/00 ...................................    32,000      32,003,247
Moriarty LLC.
   6.690% 12/15/00 ...................................    55,000      53,926,813
Sheffield Receivables Corp.
   6.620% 09/18/00 ...................................    48,300      48,149,009
Sigma Finance, Inc.
   6.670% 12/15/00 ...................................    50,000      49,027,292
                                                                   -------------
                                                                     319,787,806
                                                                   -------------
                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
BANKS--8.5%
Banque Et Caisse Luxembourg
   6.500% 02/26/01 ...................................   $24,600   $  23,809,383
Cregem North America Inc.
   6.510% 02/13/01 ...................................    40,000      38,806,500
Forrestal Funding Master Trust
   6.565% 02/09/01 ...................................    13,000      12,618,318
HSBC USA Inc.
   6.671% 03/09/01 ...................................    35,000      33,774,204
Santander Finance Inc.
   6.540% 02/07/01 ...................................    10,000       9,711,150
                                                                   -------------
                                                                     118,719,555
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS--1.7%
BASF (AG)
   6.510% 02/27/01 ...................................    25,000      24,190,771
                                                                   -------------
GOVERNMENT--1.7%
Quebec, Province of
   6.620% 11/14/00 ...................................    24,000      23,673,413
                                                                   -------------
MOTOR VEHICLES & CAR BODIES--1.4%
Daimler Chrysler North America
   Holding Corp.
   6.500% 02/26/01 ...................................    20,000      19,357,222
                                                                   -------------
NATURAL GAS TRANS. & DISTR.--1.4%
Consolidated Natural Gas Co.
   6.600% 11/30/00 ...................................    20,000      19,670,000
                                                                   -------------
RETAIL - DEPARTMENT STORES--0.7%
St. Michael Finance Ltd.
   6.520% 11/07/00 ...................................    10,180      10,056,471
                                                                   -------------
SECURITY BROKERS & DEALERS--7.3%
Lehman Brothers Holdings Inc.
   6.750% 12/11/00 ...................................    40,000      39,242,500
   6.720% 12/15/00 ...................................     9,000       8,823,600
Salomon Smith Barney Holdings Inc.
   6.610% 09/14/00 ...................................    55,000      54,868,718
                                                                   -------------
                                                                     102,934,818
                                                                   -------------

                 See Accompanying Notes to Financial Statements.
                                        3

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--6.0%
Heller Financial, Inc.
   6.730% 09/05/00 ...................................   $40,000   $  39,970,089
   6.730% 09/06/00 ...................................    45,000      44,957,937
                                                                   -------------
                                                                      84,928,026
                                                                   -------------
TELEPHONE COMMUNICATIONS--0.3%
AT&T Corp.
   6.490% 02/08/01 ...................................     5,000       4,855,778
                                                                   -------------
     TOTAL COMMERCIAL PAPER
       (Cost $728,173,860) ...........................               728,173,860
                                                                   -------------
MUNICIPAL BONDS--4.8%
FLORIDA--0.1%
Coral Springs, IDR (Alliance Corp.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)
   Series 1995+
   6.650% 09/06/00 ...................................     2,000       2,000,000
                                                                   -------------
GEORGIA--0.7%
De Kalb County, Development Authority
   Series 1995 B (Emory University
   Project)+
   6.600% 09/07/00 ...................................     9,280       9,280,000
                                                                   -------------
ILLINOIS--0.3%
Illinois Health Facilities Authority
   (The Streeterville Corp. Project)
   Series 1993-B (Bank One N.A. LOC)+
   6.700% 09/06/00 ...................................     4,400       4,400,000
                                                                   -------------
INDIANA--0.1%
Bremen, IDR Bond Series 1996 B
   (Society National Bank, Cleveland
   LOC)+
   6.650% 09/07/00 ...................................     1,665       1,665,000
                                                                   -------------
KENTUCKY--0.3%
Boone County, Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (Societe Generale
   LOC)+
   6.700% 09/06/00 ...................................     4,200       4,200,000
                                                                   -------------
                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
MISSISSIPPI--1.7%
Mississippi Business Finance Corp.
   IDR Bond (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corp. LOC)+
   6.750% 09/06/00 ...................................   $14,000   $  14,000,000
Mississippi Business Finance Corp.
   IDR Bond (Dana Lighting Inc.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   6.650% 09/07/00 ...................................     4,900       4,900,000
Mississippi Business Finance Corp. IDR
   Bond (Choctaw Foods Inc. Project)
   Series 1995 (Rabobank Nederland
   LOC)+
   6.650% 09/07/00 ...................................     4,800       4,800,000
                                                                   -------------
                                                                      23,700,000
                                                                   -------------
NORTH CAROLINA--0.5%
City of Asheville (Wachovia Bank LOC)+
   6.600% 09/06/00 ...................................     7,000       7,000,000
                                                                   -------------
TEXAS--1.1%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond (Rohr Industries
   Project) Series 1990 (NBD Bank
   N.A. LOC)+
   6.700% 09/06/00 ...................................    14,800      14,800,000
                                                                   -------------
     TOTAL MUNICIPAL BONDS
       (Cost $67,045,000) ............................                67,045,000
                                                                   -------------


                 See Accompanying Notes to Financial Statements.
                                        4

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
VARIABLE RATE OBLIGATIONS--22.8%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC--2.1%
Textron Financial Corp.++
   6.742% 11/02/00 ...................................   $30,000   $  30,000,000
                                                                   -------------
BANKS--18.9%
AB Spintab Corp.++
   6.740% 10/23/00 ...................................    25,000      24,997,350
American Express Centurion Bank++
   6.670% 09/01/00 ...................................    21,000      21,000,000
Bank of America N.T.S.A.++
   6.670% 09/01/00 ...................................    50,000      50,000,000
Bayerische Landesbank Girozentrale++
   6.540% 09/28/00 ...................................    25,000      24,993,982
SMM Trust 1999-A++
   6.780% 09/13/00 ...................................    10,000      10,000,000
SMM Trust 2000-B++
   6.639% 09/13/00 ...................................    69,650      69,650,000
Westdeutsche Landesbank
   Girozentrale++
   6.540% 09/25/00 ...................................    15,000      14,996,420
Westpac Banking Corp.++
   6.655% 09/05/00 ...................................    50,000      49,997,514
                                                                   -------------
                                                                     265,635,266
                                                                   -------------
PERSONAL CREDIT INSTITUTIONS--1.8%
American Honda Finance Corp.++
   6.720% 10/18/00 ...................................    24,800      24,799,078
                                                                   -------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $320,434,344) ...........................               320,434,344
                                                                   -------------
MEDIUM TERM NOTES--4.3%
SECURITY BROKERS & DEALERS--4.3%
Goldman Sachs Group, Inc.++
   6.810% 09/12/00 ...................................    50,000      50,000,000
   6.730% 12/20/00 ...................................    10,000      10,000,000
                                                                   -------------
                                                                      60,000,000
                                                                   -------------
     TOTAL MEDIUM TERM NOTES
       (Cost $60,000,000) ............................                60,000,000
                                                                   -------------
                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
TIME DEPOSITS--9.0%
Fifth Third Bank
   6.656% 09/01/00 ...................................   $67,000   $  67,000,000
Firstar Bank N.A. (Mercantile Bank)
   6.625% 09/01/00 ...................................    60,100      60,100,000
                                                                   -------------
     TOTAL TIME DEPOSITS
       (Cost $127,100,000) ...........................               127,100,000
                                                                   -------------
TOTAL INVESTMENTS--99.8%
   (Cost $1,402,354,301*) ............................             1,402,354,301
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% ..............................                 2,371,576
                                                                   -------------

NET ASSETS (Applicable to
  454,943,875  Bedford shares,
  412,407 Cash Preservation shares,
  326,745,422  Sansom  Street  shares,
  405,205,669  Select  shares,
  217,519,890 Principal shares,
  and 800 other shares)--100% ........................             1,404,725,877
                                                                  ==============

NET ASSET VALUE, Offering and
   redemption price per share
   ($1,404,725,877 / 1,404,828,063) ..................                     $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Demand Note -- The interest rate shown is the rate as of August 31, 2000 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
++ Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 2000 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR .........Industrial Development Revenue
LOC .......................Letter of Credit
VRDN .............Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.
                                        5

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000

Investment Income
   Interest ...................................................    $162,934,325
                                                                   ------------
Expenses
   Distribution fees ..........................................      10,299,835
   Investment advisory fees ...................................       9,804,320
   Transfer agent fees ........................................       2,817,578
   Service organization fees ..................................         290,820
   Printing fees ..............................................         711,689
   Custodian fees .............................................         393,225
   Legal fees .................................................         185,772
   Registration fees ..........................................          45,000
   Audit fees .................................................         184,421
   Directors' fees ............................................         144,354
   Insurance expense ..........................................          22,144
                                                                   ------------
                                                                     24,899,158

   Less fees waived ...........................................      (1,995,632)
   Less expense reimbursement by advisor ......................      (2,269,338)
                                                                   ------------
        Total expenses ........................................      20,634,188
                                                                   ------------
Net investment income .........................................     142,300,137
                                                                   ------------
Net realized loss on investments ..............................         (46,157)
                                                                   ------------
Net increase in net assets resulting from operations ..........    $142,253,980
                                                                   ============


                 See Accompanying Notes to Financial Statements.
                                        6

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                    FOR THE         FOR THE
                                  YEAR ENDED      YEAR ENDED
                                 AUGUST 31, 2000 AUGUST 31, 1999
                                 --------------- ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......   $   142,300,137  $  115,658,458
  Net gain (loss) on investments         (46,157)         72,320
                                 ---------------  --------------
  Net increase in net assets
    resulting from operations        142,253,980     115,730,778
                                 ---------------  --------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ...........       (21,820,881)    (28,089,918)
    Cash Preservation shares .           (14,538)         (7,069)
    Janney Montgomery Scott
      shares .................       (55,534,937)    (43,156,041)
    Principal shares .........       (11,383,856)     (2,455,484)
    Sansom Street shares .....       (31,566,483)    (36,008,586)
    Select shares ............       (21,979,442)     (5,941,360)
                                 ---------------  --------------
                                    (142,300,137)   (115,658,458)

Dividends to shareholders from
 Net Realized Short-Term Gains in
 excess of Net Investment Income:
    Bedford shares ............               --          (2,671)
    Cash Preservation shares ..               --              (1)
    Janney Montgomery Scott
      shares ..................               --          (2,921)
    Principal shares ..........               --              --
    Sansom Street shares ......               --          (2,010)
    Select shares .............               --            (102)
                                 ---------------  --------------
                                              --          (7,705)
      Total Dividends to
        shareholders ..........     (142,300,137)   (115,666,163)
                                 ---------------  --------------
Net capital share transactions
 (Note 3) .....................   (1,334,348,297)    423,497,416
                                 ---------------  --------------
Total increase/(decrease) in
  net assets ..................   (1,334,394,454)    423,562,031
Net Assets:
  Beginning of year ...........    2,739,120,331   2,315,558,300
                                 ---------------  --------------
  End of year .................  $ 1,404,725,877  $2,739,120,331
                                 ===============  ==============


                See Accompanying Notes to Financial Statements.
                                        7

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          MONEY MARKET PORTFOLIO
                                                 ----------------------------------------
                                                     FOR THE
                                                      YEAR               FOR THE PERIOD
                                                      ENDED              JUNE 1, 1999 TO
                                                 AUGUST 31, 2000       AUGUST 31, 1999(c)
                                                 ---------------       ------------------
Net asset value, beginning of year or period ....      $ 1.00                $ 1.00
                                                       ------                ------
Income from investment operations:
   Net investment income ........................      0.0532                0.0110
                                                       ------                ------
     Total from investment operations ...........      0.0532                0.0110
                                                       ------                ------
Less distributions
   Dividends (from net investment income) .......     (0.0532)              (0.0110)
                                                       ------                ------
     Total distributions ........................     (0.0532)              (0.0110)
                                                       ------                ------
Net asset value, end of year or period ..........      $ 1.00                $ 1.00
                                                       ======                ======
Total Return ....................................       5.46%               1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) ..............    $217,520              $218,530
   Ratios of expenses to average net assets .....      .77%(a)            .77%(a)(d)
   Ratios of net investment income to
     average net assets .........................       5.32%               4.36%(d)

(a) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .85% and .85% for the periods ended August 31, 2000 and 1999, respectively.

(b) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(c) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(d)  Annualized.

(e)  Non-Annualized.

                 See Accompanying Notes to Financial Statements.
                                        8

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.88 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations: the Principal Family, the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Select Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Principal Family represents interests in one portfolio, which is covered in this report.

          A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

          B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

          C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

          D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

          E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein, and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, under which PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

       PORTFOLIO                                   ANNUAL RATE
------------------------------     ---------------------------------------------
Money Market Portfolio             .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2000, advisory fees and waivers for the investment portfolio were as follows:

                                        GROSS                            NET
                                       ADVISORY                        ADVISORY
                                         FEE            WAIVER           FEE
                                      ----------     ------------     ----------
Money Market Portfolio                $9,804,320     $(1,995,632)     $7,808,688

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 2000 the reimbursed expenses were $2,269,338 for the Money Market Portfolio.

     In addition, PFPC Trust Co. serves as custodian for the Fund's portfolio. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2000, no fees were waived. Transfer agency fees were as follows:

                                                                 TRANSFER AGENCY
                                                                        FEE
                                                                 -------------
Money Market Portfolio
     Bedford Class                                                 $   34,311
     Cash Preservation Class                                              443
     Janney Montgomery Scott Class*                                 2,227,497
     Principal Class                                                    7,200
     Sansom Street Class                                              537,432
     Select Class                                                      10,695
                                                                   ----------
                              Total                                $2,817,578
                                                                   ==========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 2000, distribution fees for each class were as follows:

                                                                 DISTRIBUTION
                                                                     FEE
                                                                 ------------
Money Market Portfolio
     Bedford Class                                                $ 2,553,192
     Cash Preservation Class                                            1,086
     Janney Montgomery Scott Class*                                 6,598,931
     Principal Class                                                  855,610
     Sansom Street Class                                              291,016
                                                                  -----------
         Total Money Market Portfolio                             $10,299,835
                                                                  ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2000 service organization fees were $290,820 for the Money Market Portfolio.

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                    MONEY MARKET PORTFOLIO
                                             ----------------------------------
                                                  FOR THE           FOR THE
                                                YEAR ENDED        YEAR ENDED
                                              AUGUST 31, 2000   AUGUST 31, 1999
                                             ----------------  ----------------
                                                   VALUE             VALUE
                                             ----------------  ----------------
   Shares sold:
         Bedford Class                       $    866,092,657  $  1,676,808,408
         Cash Preservation Class                      462,203           114,454
         Janney Montgomery Scott Class*         5,748,987,958     4,931,373,936
         Principal Class                          534,885,343       318,334,115
         Sansom Street Class                    3,118,553,510     2,907,994,377
         Select Class                           2,969,370,240     1,439,090,920
                                             ----------------  ----------------
            Total Shares Sold                  13,238,351,911    11,273,716,210
   Shares issued on reinvestment of dividends:
         Bedford Class                             21,403,595        28,217,868
         Cash Preservation Class                       13,920             7,224
         Janney Montgomery Scott Class*            54,694,717        43,272,113
         Principal Class                           11,245,950         2,206,341
         Sansom Street Class                       13,899,819        26,800,967
         Select Class                                      --           347,980
                                             ----------------  ----------------
            Total Shares Reinvested               101,258,001       100,852,493
   Shares repurchased:
         Bedford Class                           (792,698,785)   (2,107,674,545)
         Cash Preservation Class                     (194,641)         (217,053)
         Janney Montgomery Scott Class*        (6,892,100,877)   (4,790,786,046)
         Principal Class                         (547,145,226)     (102,006,633)
         Sansom Street Class                   (3,647,602,057)   (2,741,000,161)
         Select Class                          (2,794,216,623)   (1,209,386,849)
                                             ----------------  ----------------
            Total Shares Repurchased          (14,673,958,209)  (10,951,071,287)
                                             ----------------  ----------------
   Net increase (decrease)                   $ (1,334,348,297) $    423,497,416
                                             ================  ================
   Principal Shares authorized                  1,500,000,000     1,500,000,000
                                             ================  ================

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 4. NET ASSETS

     At August 31, 2000, net assets consisted of the following:

                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               --------------
Capital paid-in                                                $1,404,828,063
Accumulated net realized gain/(loss) on investments                  (102,186)
                                                               --------------
                                                               $1,404,725,877
                                                               ==============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 2000 capital loss carryovers were available to offset future realized gains as follows: $102,186 in the Money Market Portfolio of which $56,029 expires in 2006 and $46,157 expires in 2008.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Sansom Street, and Select. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not represented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (b)

                                             MONEY MARKET PORTFOLIO
                            ----------------------------------------------------------
                             FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                              YEAR        YEAR        YEAR        YEAR        YEAR
                              ENDED       ENDED       ENDED       ENDED       ENDED
                            AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                              2000        1999        1998        1997        1996
                            ----------  ----------  ----------  ----------  ----------
Net asset value,
  beginning of year ......  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                            ----------  ----------  ----------  ----------  ----------
Income from investment
  operations:
  Net investment income ..      0.0512      0.0425      0.0473      0.0462      0.0469
                            ----------  ----------  ----------  ----------  ----------
   Total from investment
     operations ..........      0.0512      0.0425      0.0473      0.0462      0.0469
                            ----------  ----------  ----------  ----------  ----------
Less distributions
  Dividends (from net
   investment income) ....     (0.0512)    (0.0425)    (0.0473)    (0.0462)    (0.0469)
                            ----------  ----------  ----------  ----------  ----------
   Total distributions ...     (0.0512)    (0.0425)    (0.0473)    (0.0462)    (0.0469)
                            ----------  ----------  ----------  ----------  ----------
Net asset value,
  end of year ............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                            ==========  ==========  ==========  ==========  ==========
  Total Return ...........       5.24%       4.34%       4.84%       4.72%       4.79%

Ratios /Supplemental Data
  Net assets,
   end of year (000) .....    $423,977    $360,123    $762,739  $1,392,911  $1,109,334
  Ratios of expenses to
   average net assets ....      .97%(a)     .97%(a)     .97%(a)     .97%(a)     .97%(a)
  Ratios of net investment
   income to average
   net assets ............       5.15%       4.25%       4.73%       4.62%       4.69%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.05%, 1.08%, 1.10%, 1.12% and 1.14% for the years ended August 31,
     2000, 1999, 1998, 1997, and 1996, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (b)

                                                                             MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                                FOR THE          FOR THE          FOR THE           FOR THE          FOR THE
                                                 YEAR             YEAR             YEAR              YEAR             YEAR
                                                 ENDED            ENDED            ENDED             ENDED            ENDED
                                            AUGUST 31, 2000  AUGUST 31, 1999   AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996
                                            ---------------  ---------------   ---------------  ---------------  ---------------
Net asset value, beginning of year ........    $   1.00         $   1.00         $   1.00          $   1.00       $   1.00
                                               --------         --------         --------          --------       --------
Income from investment operations:
   Net investment income ..................      0.0560           0.0473           0.0520            0.0510         0.0518
                                               --------         --------         --------          --------       --------
     Total from investment operations .....      0.0560           0.0473           0.0520            0.0510         0.0518
                                               --------         --------         --------          --------       --------
Less distributions
   Dividends (from net investment income) .     (0.0560)         (0.0473)         (0.0520)          (0.0510)       (0.0518)
                                               --------         --------         --------          --------       --------
     Total distributions ..................     (0.0560)         (0.0473)         (0.0520)          (0.0510)       (0.0518)
                                               --------         --------         --------          --------       --------
Net asset value, end of year ..............    $   1.00         $   1.00         $   1.00          $   1.00       $   1.00
                                               ========         ========         ========          ========       ========
Total Return ..............................       5.75%            4.83%            5.34%             5.22%          5.30%
Ratios/Supplemental Data
   Net assets, end of year (000) ..........    $326,745         $841,887         $684,066          $570,018       $524,359
   Ratios of expenses to average net assets      .49%(a)          .49%(a)          .49%(a)           .49%(a)        .48%(a)
   Ratios of net investment income to
     average net assets ...................       5.42%            4.73%            5.20%             5.10%          5.18%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .61%, .62%, .62%, .64% and .65% for the years ended August 31, 2000, 1999, 1998, 1997 and 1996, respectively.

(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b)

                                                                MONEY MARKET PORTFOLIO
                                                       -----------------------------------------
                                                           FOR THE
                                                            YEAR              FOR THE PERIOD
                                                            ENDED            DECEMBER 15, 1998
                                                       AUGUST 31, 2000     TO AUGUST 31, 1999(c)
                                                       ---------------     ---------------------
Net asset value, beginning of year or period ..........      $   1.00               $  1.00
                                                             --------               -------
Income from investment operations:
   Net investment income ..............................        0.0582                0.0345
                                                             --------               -------
     Total from investment operations .................        0.0582                0.0345
                                                             --------               -------
Less distributions
   Dividends (from net investment income) .............       (0.0582)              (0.0345)
                                                             --------               -------
     Total distributions ..............................       (0.0582)              (0.0345)
                                                             --------               -------
Net asset value, end of year or period ................      $   1.00               $  1.00
                                                             ========               =======
Total Return ..........................................         5.98%               3.50%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) ....................      $405,206              $230,044
   Ratios of expenses to average net assets ...........        .27%(a)            .27%(a)(d)
   Ratios of net investment income to
     average net assets ...............................         5.87%               4.82%(d)

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .41% and .41% for the periods ended August 31, 2000 and 1999, respectively.
(b) Financial Highlights relate solely to the Select Class of shares within the portfolio.
(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.
(d)  Annualized.
(e)  Non-Annualized.

                                       16

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